Public Offering - Additional Information (Details) - Decarbonization Plus Acquisition Corporation Iii - $ / shares		5 Months Ended	8 Months Ended
	Mar. 26, 2021	Jun. 30, 2021	Sep. 30, 2021
Public Offering Details [Line Items]
Warrant price per share			$ 11.50
I P O [Member]
Public Offering Details [Line Items]
Sale of stock in shares	35,000,000	35,000,000	35,000,000
Sale price per share	$ 10.00	$ 10.00	$ 10.00
Number of warrants in a unit		0.33
Common Class A [Member]
Public Offering Details [Line Items]
Number of securities called by each warrant		1	1
Description of sale of stock			Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (each whole redeemable warrant included in the Units, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
Common Class A [Member] | I P O [Member]
Public Offering Details [Line Items]
Number of shares in a unit		1
Number of securities called by each warrant		1
Warrant price per share		$ 11.50	$ 11.50